Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MERIDIAN FUND INC
Entity Central Index Key	0000745467
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000003881 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Legacy Class
Trading Symbol	MEIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Legacy Class)	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Large cap growth companies in the overall market returned 17.2% during the period.
  At period end, approximately 46% of the Fund’s portfolio was unhedged, with long-term capital growth the primary objective.
  Contributing positively to relative performance were several names in the utilities sector.
  Conversely, select holdings in the information technology sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Legacy Class/(MEIFX))	11.26%	10.32%	12.80%
S&P 500® Index	15.16%	16.64%	13.65%
CBOE S&P 500 Buy Write Index	10.25%	10.16%	6.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 43,028,074
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 394,597
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$43,028,074
Total number of portfolio holdings	97
Total advisory fees paid	$394,597
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Top Ten Holdings (1)
Clear Secure, Inc. Class A	6.2%
Live Nation Entertainment, Inc.	5.6%
GEO Group, Inc. (The)	5.4%
GFL Environmental, Inc.	5.1%
Airbnb, Inc. Class A	4.4%
D.R. Horton, Inc.	4.4%
MGM Resorts International	4.2%
Shopify, Inc. Class A(Canada)	4.1%
DraftKings, Inc. Class A	3.8%
Cheniere Energy, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Clear Secure, Inc. Class A	6.2%
Live Nation Entertainment, Inc.	5.6%
GEO Group, Inc. (The)	5.4%
GFL Environmental, Inc.	5.1%
Airbnb, Inc. Class A	4.4%
D.R. Horton, Inc.	4.4%
MGM Resorts International	4.2%
Shopify, Inc. Class A(Canada)	4.1%
DraftKings, Inc. Class A	3.8%
Cheniere Energy, Inc.	3.8%
(1) Figures are reported as a percentage of net assets.

C000132937 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Class A
Trading Symbol	MRAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Class A)	$158	1.50%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Large cap growth companies in the overall market returned 17.2% during the period.
  At period end, approximately 46% of the Fund’s portfolio was unhedged, with long-term capital growth the primary objective.
  Contributing positively to relative performance were several names in the utilities sector.
  Conversely, select holdings in the information technology sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Class A/(MRAEX))	11.00%	9.99%	12.42%
Meridian Hedged Equity Fund (Class A/(MRAEX)) (1)	4.60%	8.70%	11.76%
S&P 500® Index	15.16%	16.64%	13.65%
CBOE S&P 500 Buy Write Index	10.25%	10.16%	6.42%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 43,028,074
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 394,597
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$43,028,074
Total number of portfolio holdings	97
Total advisory fees paid	$394,597
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Top Ten Holdings (1)
Clear Secure, Inc. Class A	6.2%
Live Nation Entertainment, Inc.	5.6%
GEO Group, Inc. (The)	5.4%
GFL Environmental, Inc.	5.1%
Airbnb, Inc. Class A	4.4%
D.R. Horton, Inc.	4.4%
MGM Resorts International	4.2%
Shopify, Inc. Class A(Canada)	4.1%
DraftKings, Inc. Class A	3.8%
Cheniere Energy, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Clear Secure, Inc. Class A	6.2%
Live Nation Entertainment, Inc.	5.6%
GEO Group, Inc. (The)	5.4%
GFL Environmental, Inc.	5.1%
Airbnb, Inc. Class A	4.4%
D.R. Horton, Inc.	4.4%
MGM Resorts International	4.2%
Shopify, Inc. Class A(Canada)	4.1%
DraftKings, Inc. Class A	3.8%
Cheniere Energy, Inc.	3.8%
(1) Figures are reported as a percentage of net assets.

C000156527 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Class C
Trading Symbol	MRCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Class C)	$236	2.25%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Large cap growth companies in the overall market returned 17.2% during the period.
  At period end, approximately 46% of the Fund’s portfolio was unhedged, with long-term capital growth the primary objective.
  Contributing positively to relative performance were several names in the utilities sector.
  Conversely, select holdings in the information technology sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception(1)
Meridian Hedged Equity Fund (Class C/(MRCEX))	10.18%	9.40%	11.85%
S&P 500® Index	15.16%	16.64%	13.57%
CBOE S&P 500 Buy Write Index	10.25%	10.16%	6.36%
(1)	Inception date of Class C is July 01, 2015.

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 43,028,074
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 394,597
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$43,028,074
Total number of portfolio holdings	97
Total advisory fees paid	$394,597
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Top Ten Holdings (1)
Clear Secure, Inc. Class A	6.2%
Live Nation Entertainment, Inc.	5.6%
GEO Group, Inc. (The)	5.4%
GFL Environmental, Inc.	5.1%
Airbnb, Inc. Class A	4.4%
D.R. Horton, Inc.	4.4%
MGM Resorts International	4.2%
Shopify, Inc. Class A(Canada)	4.1%
DraftKings, Inc. Class A	3.8%
Cheniere Energy, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Clear Secure, Inc. Class A	6.2%
Live Nation Entertainment, Inc.	5.6%
GEO Group, Inc. (The)	5.4%
GFL Environmental, Inc.	5.1%
Airbnb, Inc. Class A	4.4%
D.R. Horton, Inc.	4.4%
MGM Resorts International	4.2%
Shopify, Inc. Class A(Canada)	4.1%
DraftKings, Inc. Class A	3.8%
Cheniere Energy, Inc.	3.8%
(1) Figures are reported as a percentage of net assets.

C000132936 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Hedged Equity Fund
Class Name	Investor Class
Trading Symbol	MRIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Investor Class)	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Large cap growth companies in the overall market returned 17.2% during the period.
  At period end, approximately 46% of the Fund’s portfolio was unhedged, with long-term capital growth the primary objective.
  Contributing positively to relative performance were several names in the utilities sector.
  Conversely, select holdings in the information technology sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Investor Class/(MRIEX))	11.53%	10.37%	12.72%
S&P 500® Index	15.16%	16.64%	13.65%
CBOE S&P 500 Buy Write Index	10.25%	10.16%	6.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 43,028,074
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 394,597
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$43,028,074
Total number of portfolio holdings	97
Total advisory fees paid	$394,597
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Top Ten Holdings (1)
Clear Secure, Inc. Class A	6.2%
Live Nation Entertainment, Inc.	5.6%
GEO Group, Inc. (The)	5.4%
GFL Environmental, Inc.	5.1%
Airbnb, Inc. Class A	4.4%
D.R. Horton, Inc.	4.4%
MGM Resorts International	4.2%
Shopify, Inc. Class A(Canada)	4.1%
DraftKings, Inc. Class A	3.8%
Cheniere Energy, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Clear Secure, Inc. Class A	6.2%
Live Nation Entertainment, Inc.	5.6%
GEO Group, Inc. (The)	5.4%
GFL Environmental, Inc.	5.1%
Airbnb, Inc. Class A	4.4%
D.R. Horton, Inc.	4.4%
MGM Resorts International	4.2%
Shopify, Inc. Class A(Canada)	4.1%
DraftKings, Inc. Class A	3.8%
Cheniere Energy, Inc.	3.8%
(1) Figures are reported as a percentage of net assets.

C000003882 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Legacy Class
Trading Symbol	MERDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Legacy Class)	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the consumer staples and healthcare sectors aided relative returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Legacy Class/(MERDX))	1.43%	5.24%	6.56%
Russell 2500® Growth Index	8.81%	7.50%	8.53%
Russell 3000® Index	15.30%	15.96%	12.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 787,275,400
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 7,550,611
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$787,275,400
Total number of portfolio holdings	89
Total advisory fees paid	$7,550,611
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
(1) Figures are reported as a percentage of net assets.

C000132941 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Institutional Class
Trading Symbol	MRRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Institutional Class)	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the consumer staples and healthcare sectors aided relative returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Institutional Class/(MRRGX))	1.46%	5.27%	6.58%
Russell 2500® Growth Index	8.81%	7.50%	8.53%
Russell 3000® Index	15.30%	15.96%	12.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 787,275,400
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 7,550,611
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$787,275,400
Total number of portfolio holdings	89
Total advisory fees paid	$7,550,611
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
(1) Figures are reported as a percentage of net assets.

C000132940 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Class A
Trading Symbol	MRAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Class A)	$115	1.14%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the consumer staples and healthcare sectors aided relative returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Class A/(MRAGX))	1.25%	5.00%	6.25%
Meridian Growth Fund (Class A/(MRAGX)) (1)	(4.57)%	3.76%	5.62%
Russell 2500® Growth Index	8.81%	7.50%	8.53%
Russell 3000® Index	15.30%	15.96%	12.96%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 787,275,400
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 7,550,611
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$787,275,400
Total number of portfolio holdings	89
Total advisory fees paid	$7,550,611
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
(1) Figures are reported as a percentage of net assets.

C000156528 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Class C
Trading Symbol	MRCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Class C)	$182	1.82%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the consumer staples and healthcare sectors aided relative returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Meridian Growth Fund (Class C/(MRCGX))	0.50%	4.23%	5.50%
Russell 2500® Growth Index	8.81%	7.50%	8.49%
Russell 3000® Index	15.30%	15.96%	12.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 787,275,400
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 7,550,611
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$787,275,400
Total number of portfolio holdings	89
Total advisory fees paid	$7,550,611
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
(1) Figures are reported as a percentage of net assets.

C000132939 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Growth Fund
Class Name	Investor Class
Trading Symbol	MRIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Investor Class)	$97	0.96%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the consumer staples and healthcare sectors aided relative returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Investor Class/(MRIGX))	1.37%	5.18%	6.50%
Russell 2500® Growth Index	8.81%	7.50%	8.53%
Russell 3000® Index	15.30%	15.96%	12.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 787,275,400
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 7,550,611
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$787,275,400
Total number of portfolio holdings	89
Total advisory fees paid	$7,550,611
Portfolio turnover rate as of the end of the reporting period	40%

Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
(1) Figures are reported as a percentage of net assets.

C000003883 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Legacy Class
Trading Symbol	MVALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Legacy Class)	$127	1.17%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, positive stock selection in the industrials and information technology sectors aided returns.
  Conversely, negative stock selection in the communication services and consumer discretionary sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Legacy Class/(MVALX))	16.91%	14.00%	10.27%
Russell 2500® Index	9.91%	11.44%	8.39%
Russell 2500® Value Index	10.47%	13.96%	7.73%
Russell 3000® Index	15.30%	15.96%	12.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 574,045,826
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,590,040
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,045,826
Total number of portfolio holdings	68
Total advisory fees paid	$5,590,040
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
Top Ten Holdings (1)
BWX Technologies, Inc.	3.4%
Cameco Corp. (Canada)	3.3%
Axis Capital Holdings Ltd.	3.3%
Mirion Technologies, Inc.	3.1%
First Citizens BancShares, Inc. Class A	3.1%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Corp. (Canada)	2.5%
Dollar Tree, Inc.	2.5%
Honest Co., Inc. (The)	2.5%
Perrigo Co. Plc	2.5%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
BWX Technologies, Inc.	3.4%
Cameco Corp. (Canada)	3.3%
Axis Capital Holdings Ltd.	3.3%
Mirion Technologies, Inc.	3.1%
First Citizens BancShares, Inc. Class A	3.1%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Corp. (Canada)	2.5%
Dollar Tree, Inc.	2.5%
Honest Co., Inc. (The)	2.5%
Perrigo Co. Plc	2.5%
(1) Figures are reported as a percentage of net assets.

C000132943 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Class A
Trading Symbol	MFCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Class A)	$158	1.46%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, positive stock selection in the industrials and information technology sectors aided returns.
  Conversely, negative stock selection in the communication services and consumer discretionary sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Class A/(MFCAX))	16.58%	13.66%	9.88%
Meridian Contrarian Fund (Class A/(MFCAX)) (1)	9.88%	12.32%	9.23%
Russell 2500® Index	9.91%	11.44%	8.39%
Russell 2500® Value Index	10.47%	13.96%	7.73%
Russell 3000® Index	15.30%	15.96%	12.96%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 574,045,826
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,590,040
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,045,826
Total number of portfolio holdings	68
Total advisory fees paid	$5,590,040
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
Top Ten Holdings (1)
BWX Technologies, Inc.	3.4%
Cameco Corp. (Canada)	3.3%
Axis Capital Holdings Ltd.	3.3%
Mirion Technologies, Inc.	3.1%
First Citizens BancShares, Inc. Class A	3.1%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Corp. (Canada)	2.5%
Dollar Tree, Inc.	2.5%
Honest Co., Inc. (The)	2.5%
Perrigo Co. Plc	2.5%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
BWX Technologies, Inc.	3.4%
Cameco Corp. (Canada)	3.3%
Axis Capital Holdings Ltd.	3.3%
Mirion Technologies, Inc.	3.1%
First Citizens BancShares, Inc. Class A	3.1%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Corp. (Canada)	2.5%
Dollar Tree, Inc.	2.5%
Honest Co., Inc. (The)	2.5%
Perrigo Co. Plc	2.5%
(1) Figures are reported as a percentage of net assets.

C000156529 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Class C
Trading Symbol	MFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Class C)	$243	2.25%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, positive stock selection in the industrials and information technology sectors aided returns.
  Conversely, negative stock selection in the communication services and consumer discretionary sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Class C/(MFCCX))	15.67%	12.80%	N/A	9.11%
Russell 2500® Index	9.91%	11.44%	0.00%	8.35%
Russell 2500® Value Index	10.47%	13.96%	0.00%	7.70%
Russell 3000® Index	0.00%	15.96%	15.30%	12.89%
(1)	Inception date of Class C is July 01, 2015.

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 574,045,826
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,590,040
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,045,826
Total number of portfolio holdings	68
Total advisory fees paid	$5,590,040
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
Top Ten Holdings (1)
BWX Technologies, Inc.	3.4%
Cameco Corp. (Canada)	3.3%
Axis Capital Holdings Ltd.	3.3%
Mirion Technologies, Inc.	3.1%
First Citizens BancShares, Inc. Class A	3.1%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Corp. (Canada)	2.5%
Dollar Tree, Inc.	2.5%
Honest Co., Inc. (The)	2.5%
Perrigo Co. Plc	2.5%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
BWX Technologies, Inc.	3.4%
Cameco Corp. (Canada)	3.3%
Axis Capital Holdings Ltd.	3.3%
Mirion Technologies, Inc.	3.1%
First Citizens BancShares, Inc. Class A	3.1%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Corp. (Canada)	2.5%
Dollar Tree, Inc.	2.5%
Honest Co., Inc. (The)	2.5%
Perrigo Co. Plc	2.5%
(1) Figures are reported as a percentage of net assets.

C000132942 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Contrarian Fund
Class Name	Investor Class
Trading Symbol	MFCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Investor Class)	$130	1.20%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, positive stock selection in the industrials and information technology sectors aided returns.
  Conversely, negative stock selection in the communication services and consumer discretionary sectors were headwinds to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Investor Class/(MFCIX))	16.88%	13.95%	10.16%
Russell 2500® Index	9.91%	11.44%	8.39%
Russell 2500® Value Index	10.47%	13.96%	7.73%
Russell 3000® Index	15.30%	15.96%	12.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 574,045,826
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 5,590,040
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$574,045,826
Total number of portfolio holdings	68
Total advisory fees paid	$5,590,040
Portfolio turnover rate as of the end of the reporting period	45%

Holdings [Text Block]
Top Ten Holdings (1)
BWX Technologies, Inc.	3.4%
Cameco Corp. (Canada)	3.3%
Axis Capital Holdings Ltd.	3.3%
Mirion Technologies, Inc.	3.1%
First Citizens BancShares, Inc. Class A	3.1%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Corp. (Canada)	2.5%
Dollar Tree, Inc.	2.5%
Honest Co., Inc. (The)	2.5%
Perrigo Co. Plc	2.5%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
BWX Technologies, Inc.	3.4%
Cameco Corp. (Canada)	3.3%
Axis Capital Holdings Ltd.	3.3%
Mirion Technologies, Inc.	3.1%
First Citizens BancShares, Inc. Class A	3.1%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Corp. (Canada)	2.5%
Dollar Tree, Inc.	2.5%
Honest Co., Inc. (The)	2.5%
Perrigo Co. Plc	2.5%
(1) Figures are reported as a percentage of net assets.

C000132293 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Legacy Class
Trading Symbol	MSGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Legacy Class)	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, negative stock selection in the industrials and healthcare sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))	2.51%	6.31%	6.88%
Russell 2000® Growth Index	9.73%	7.42%	7.14%
Russell 3000® Index	15.30%	15.96%	12.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 349,821,396
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,010,553
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$349,821,396
Total number of portfolio holdings	93
Total advisory fees paid	$4,010,553
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

C000132296 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Institutional Class)	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, negative stock selection in the industrials and healthcare sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $1,000,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))	2.72%	6.42%	6.98%
Russell 2000® Growth Index	9.73%	7.42%	7.14%
Russell 3000® Index	15.30%	15.96%	12.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 349,821,396
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,010,553
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$349,821,396
Total number of portfolio holdings	93
Total advisory fees paid	$4,010,553
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

C000132295 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Class A
Trading Symbol	MSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Class A)	$152	1.50%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, negative stock selection in the industrials and healthcare sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Class A/(MSGAX))	2.23%	5.99%	6.54%
Meridian Small Cap Growth Fund (Class A/(MSGAX)) (1)	(3.63)%	4.74%	5.91%
Russell 2000® Growth Index	9.73%	7.42%	7.14%
Russell 3000® Index	15.30%	15.96%	12.96%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 349,821,396
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,010,553
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$349,821,396
Total number of portfolio holdings	93
Total advisory fees paid	$4,010,553
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

C000156530 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Class C
Trading Symbol	MSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Class C)	$227	2.25%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, negative stock selection in the industrials and healthcare sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Class C/(MSGCX))	1.41%	5.23%	5.79%
Russell 2000® Growth Index	9.73%	7.42%	7.12%
Russell 3000® Index	15.30%	15.96%	12.89%
(1)	Inception date of Class C is July 01, 2015.

Performance Inception Date	Jul. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 349,821,396
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,010,553
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$349,821,396
Total number of portfolio holdings	93
Total advisory fees paid	$4,010,553
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.

C000132294 [Member]
Shareholder Report [Line Items]
Fund Name	Meridian Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MISGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
Additional Information Phone Number	1-800-446-6662
Additional Information Website	https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Investor Class)	$127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, negative stock selection in the industrials and healthcare sectors detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of future performance.
Line Graph [Table Text Block]	How has the Fund historically performed? GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Investor Class/(MISGX))	2.53%	6.28%	6.82%
Russell 2000® Growth Index	9.73%	7.42%	7.14%
Russell 3000® Index	15.30%	15.96%	12.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 349,821,396
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,010,553
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$349,821,396
Total number of portfolio holdings	93
Total advisory fees paid	$4,010,553
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.

Largest Holdings [Text Block]
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
(1) Figures are reported as a percentage of net assets.